Note 14 - Other Supplemental Information (Details) - Summary of Other Supplemental Information - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Note 14 - Other Supplemental Information (Details) - Summary of Other Supplemental Information [Line Items]
Revenues	$ 1,264,077	$ 1,132,002	$ 1,038,087
Operating earnings	70,747	45,621	37,083
Total assets	600,483	615,544	610,297
Cash payments made during the period
Income taxes	3,358	$ 21,432	$ 16,522
Interest	4,366
Non-cash financing activities
Increases in capital lease obligations	1,217	$ 1,133	$ 1,150
Other expenses
Rent expense	20,229	19,408	18,976
Franchisor Operations [Member]
Note 14 - Other Supplemental Information (Details) - Summary of Other Supplemental Information [Line Items]
Revenues	98,376	90,684	80,450
Operating earnings	27,707	22,071	19,435
Initial franchise fee revenues	5,474	5,042	5,817
Depreciation and amortization	3,533	3,252	6,641
Total assets	$ 86,982	$ 94,843	$ 118,847